OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
The Shops of Summerhill commercial rental	$ 1,441	$ 2,212
Insurance recoveries	342	861
Interest income	5,642	0
Net operating loss from non-core homes	(6,907)	0
Income from Bryson - pre-sale	0	2,753
Total other income	518	10,886
Bryson MPC Holdings LLC
Disclosure of attribution of expenses by nature to their function [line items]
Gain on sale - Bryson MPC Holdings LLC	$ 0	$ 5,060